Condensed consolidated balance sheet (unaudited) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Assets
Cash and balances at central banks	£ 163,804	£ 155,902
Cash collateral and settlement balances	108,536	97,616
Loans and advances at amortised cost	133,815	134,267
Reverse repurchase agreements and other similar secured lending	3,048	8,981
Trading portfolio assets	147,144	127,664
Financial assets at fair value through the income statement	191,128	171,761
Derivative financial instruments	256,129	302,693
Financial assets at fair value through other comprehensive income	50,184	51,902
Investments in associates and joint ventures	22	24
Goodwill and intangible assets	1,453	1,154
Property, plant and equipment	1,193	1,537
Current tax assets	500	424
Deferred tax assets	2,362	2,552
Retirement benefit assets	2,701	1,814
Other assets	2,318	1,440
Total assets	1,064,337	1,059,731
Liabilities
Deposits at amortised cost	249,732	244,696
Cash collateral and settlement balances	100,957	85,549
Repurchase agreements and other similar secured borrowing	11,067	10,443
Debt securities in issue	42,931	29,423
Subordinated liabilities	29,045	32,005		£ 33,425
Trading portfolio liabilities	56,137	46,139
Financial liabilities designated at fair value	263,920	249,626
Derivative financial instruments	246,983	300,580
Current tax liabilities	586	644
Deferred tax liabilities	29	225
Retirement benefit liabilities	275	232
Other liabilities	8,028	5,251
Provisions	951	1,208
Total liabilities	1,010,641	1,006,021
Equity
Called up share capital and share premium	2,348	2,348
Other equity instruments	8,621	8,621
Other reserves	1,449	3,183
Retained earnings	41,278	39,558
Total equity	53,696	53,710	£ 56,694	£ 50,615
Total liabilities and equity	£ 1,064,337	£ 1,059,731